PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Balance at beginning	$ 420
Balance at ending	284	$ 420
Cost:
PROPERTY AND EQUIPMENT, NET
Balance at beginning	2,184	2,103
Initially consolidated subsidiary		51
Additions	135	48
Deductions	(688)	(15)
Revaluation recognized in OCI	19	(3)
Balance at ending	1,650	2,184
Accumulated depreciation:
PROPERTY AND EQUIPMENT, NET
Balance at beginning	(1,764)	(1,520)
Depreciation	247	258
Deductions	662	13
Revaluation recognized in OCI	17	(1)
Balance at ending	(1,366)	(1,764)
Computer equipment
PROPERTY AND EQUIPMENT, NET
Balance at beginning	152
Balance at ending	103	152
Computer equipment | Cost:
PROPERTY AND EQUIPMENT, NET
Balance at beginning	859	825
Initially consolidated subsidiary		6
Additions	44	43
Deductions	(5)	(15)
Revaluation recognized in OCI	5
Balance at ending	903	859
Computer equipment | Accumulated depreciation:
PROPERTY AND EQUIPMENT, NET
Balance at beginning	(707)	(607)
Depreciation	92	113
Deductions	4	13
Revaluation recognized in OCI	5
Balance at ending	(800)	(707)
Office furniture and equipment
PROPERTY AND EQUIPMENT, NET
Balance at beginning	117
Balance at ending	133	117
Office furniture and equipment | Cost:
PROPERTY AND EQUIPMENT, NET
Balance at beginning	349	340
Initially consolidated subsidiary		6
Additions	70	3
Deductions	(75)
Revaluation recognized in OCI	1
Balance at ending	345	349
Office furniture and equipment | Accumulated depreciation:
PROPERTY AND EQUIPMENT, NET
Balance at beginning	(232)	(202)
Depreciation	28	30
Deductions	49
Revaluation recognized in OCI	1
Balance at ending	(212)	(232)
Leasehold Improvements
PROPERTY AND EQUIPMENT, NET
Balance at beginning	151
Balance at ending	48	151
Leasehold Improvements | Cost:
PROPERTY AND EQUIPMENT, NET
Balance at beginning	976	938
Initially consolidated subsidiary		39
Additions	21	2
Deductions	(608)
Revaluation recognized in OCI	13	(3)
Balance at ending	402	976
Leasehold Improvements | Accumulated depreciation:
PROPERTY AND EQUIPMENT, NET
Balance at beginning	(825)	(711)
Depreciation	127	115
Deductions	609
Revaluation recognized in OCI	11	(1)
Balance at ending	$ (354)	$ (825)